Income Taxes (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Sep. 16, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Income Taxes (Details) [Line Items]
Profit tax rate (in Dollars) | $				$ 2,000,000
Provision for income taxes (in Dollars)	$ (480)						¥ 2,883	$ (84)
Net operating loss carrying forwards (in Yuan Renminbi)		16,124,000
Valuation allowance (in Yuan Renminbi)		¥ 4,000
Deferred tax liability domestic percentage		50.00%	50.00%	50.00%
Unrecognized tax benefits, statute of limitations (in Yuan Renminbi)
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax commencement date		Apr. 01, 2018	Apr. 01, 2018	Apr. 01, 2018
Tax rate		8.25%	8.25%	8.25%
Provision for income taxes (in Dollars) | $
Hong Kong [Member] | Income Tax [Member]
Income Taxes (Details) [Line Items]
Tax rate		16.50%	16.50%	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Tax rate		25.00%	25.00%	25.00%
Underpayment of tax liability (in Yuan Renminbi)		¥ 100
PRC [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Statute of limitations year		3 years	3 years	3 years
PRC [Member] | Median [Member]
Income Taxes (Details) [Line Items]
Statute of limitations year		5 years	5 years	5 years
PRC [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Statute of limitations year		10 years	10 years	10 years
PRC [Member] | Income Tax [Member]
Income Taxes (Details) [Line Items]
Taxable income percentage		25.00%	25.00%	25.00%